Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Detailed Information About Deferred Revenue [Abstract]
Summary of detailed information about deferred revenue

December 31,	2023	2022
Opening balance	$399,520	$84,614
Acquisition (Note 6)	-	135,409
Cash received in advance of revenue recognition	892,622	526,924
Revenue subsequently recognized	(857,797)	(354,531)
Currency translation effects	(12,489)	7,104
Closing balance	$421,856	$399,520

Current deferred revenue	$392,371	$366,085
Non-current deferred revenue	29,485	33,435
Deferred revenue	$421,856	$399,520